Marketable Securities (Contractual maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Marketable securities by contractual maturity
Due in one year or less	$ 52
Due after one year through five years	74
Due after five years through ten years	1
Total marketable securities	$ 127	$ 1,454